Asset Reinstatement Obligations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017
Asset reinstatement obligations [abstract]
At 1 January	$ 262	$ 206
Additions		202
Unwinding of discount	4	5
Reversal of provision of reinstatement	(34)	(103)
Utilized	(18)	(55)
Translation difference	(4)	7
At 31 December	210	262
Current			$ 43	$ 96
Non-current			167	166
Total	$ 210	$ 262	$ 210	$ 262